INCOME TAXES (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Income Tax Disclosure [Abstract]
Balance at the beginning of the year		$ 7,118	[1]	$ 6,533
Decrease related to prior year tax positions, net		(519)		(164)
Increase related to unutilized tax credits				65
Increase related to current year tax positions		1,139		684
Balance at the end of the year	[1]	7,738		7,118
Unrecognized tax benefits presented as a reduction from deferred tax assets		$ 2,120		$ 4,897

[1]	The amount for the year ended December 31, 2019 and 2018 includes $2,120 and $4,897 unrecognized tax benefits, respectively, which are presented as a reduction from deferred tax assets, see Note 10e.